Note 19 - Income Taxes - Reconciliation of Effective Tax Rate (Details) - CAD ($) $ in Thousands		1 Months Ended	12 Months Ended			13 Months Ended
		Mar. 31, 2017	Mar. 31, 2018	Feb. 28, 2017	Feb. 29, 2016	Mar. 31, 2017
Statement Line Items [Line Items]
Loss before income taxes		$ (769)	$ (21,504)	$ (10,607)	$ (6,317)	$ (11,376)
Basic combined Canadian statutory income tax rate 1	[1]	26.80%	26.78%	26.88%	26.90%	26.87%
Computed income tax recovery		$ (206)	$ (5,759)	$ (2,851)	$ (1,699)	$ (3,057)
Change in unrecognized deductible temporary differences		162	5,241	2,207	2,065	2,369
Non-deductible stock-based compensation		23	248	155	83	178
Non-deductible change in fair value		6	92	8	(592)	14
Permanent differences and other		12	118	154	143	166
Change in statutory income tax rate		3	60	198		201
Total tax (recovery) expense				$ (129)		$ (129)

[1]	The Canadian combined statutory income tax rate has decreased due to a reduction in the provincial statutory income tax rate.